Ultra Series Fund

Supplement Dated January 1, 2011 to the Prospectus

This Supplement dated January 1, 2011 amends the Prospectus of Ultra Series Fund dated May 1, 2010, as supplemented July 21, 2010.  Please keep this Supplement with your records.

Money Market Fund

Page 12: The sentence under the sub-heading “Investment Objective” is deleted and replaced with: The Money Market Fund seeks high current income from money market instruments consistent with the preservation of capital and liquidity.

Target Retirement 2020 Fund

Page 42: The Annual Fund Operating Expenses table and Example table that follows is deleted and replaced with:

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fees	0.40%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses1	0.01%
Annual Fund Operating Expenses	0.41%
Plus: Acquired Fund Fees and Expenses	0.78%
Total Annual Fund Operating Expenses	1.19%
Less: Fee Waivers and/or Expense Reimbursements2	(0.20%)
Net Expenses	0.99%
_____________________________________________________

1 Under a separate limited services agreement with the fund, the fund’s investment adviser, Madison Asset Management, LLC (“Madison”), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund’s expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008.  In effect, the agreement serves as a fee cap, capping fees at $337.

2 The Fund’s investment adviser has contractually agreed to waive its management fee from 0.40% to 0.20% annualized based on daily average net assets until April 30, 2011.

Example:
	1 Year	3 Years	5 Years	10 Years
Class I	$ 101	$ 359	$ 637	$1,438

Page 44:  Under the sub-heading “Performance” a second paragraph is added as follows:

The investment adviser to the fund waived 0.20% of its 0.40% annualized management fee for the period October 1, 2009 through December 31, 2009.   If a portion of the management fee not been waived, returns in the charts below would have been lower.

Target Retirement 2030 Fund

Page 45: The Annual Fund Operating Expenses table and Example table that follows is deleted and replaced with:

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fees	0.40%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses1	0.01%
Annual Fund Operating Expenses	0.41%
Plus: Acquired Fund Fees and Expenses	0.81%
Total Annual Fund Operating Expenses	1.22%
Less: Fee Waivers and/or Expense Reimbursements2	(0.20%)
Net Expenses	1.02%
_____________________________________________________

1 Under a separate limited services agreement with the fund, the fund’s investment adviser, Madison Asset Management, LLC (“Madison”), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund’s expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008.  In effect, the agreement serves as a fee cap, capping fees at $245.

2 The Fund’s investment adviser has contractually agreed to waive its management fee from 0.40% to 0.20% annualized based on daily average net assets until April 30, 2011.

Example:
	1 Year	3 Years	5 Years	10 Years
Class I	$ 104	$ 368	$ 653	$1,472

Page 47:  Under the sub-heading “Performance” a second paragraph is added as follows:

The investment adviser to the fund waived 0.20% of its 0.40% annualized management fee for the period October 1, 2009 through December 31, 2009.   If a portion of the management fee not been waived, returns in the charts below would have been lower.

Target Retirement 2040 Fund

Page 48: The Annual Fund Operating Expenses table and Example table that follows is deleted and replaced with:

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fees	0.40%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses1	0.01%
Annual Fund Operating Expenses	0.41%
Plus: Acquired Fund Fees and Expenses	0.82%
Total Annual Fund Operating Expenses	1.23%
Less: Fee Waivers and/or Expense Reimbursements2	(0.20%)
Net Expenses	1.03%
_____________________________________________________

1 Under a separate limited services agreement with the fund, the fund’s investment adviser, Madison Asset Management, LLC (“Madison”), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund’s expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008.  In effect, the agreement serves as a fee cap, capping fees at $213.

2 The Fund’s investment adviser has contractually agreed to waive its management fee from 0.40% to 0.20% annualized based on daily average net assets until April 30, 2011.

Example:
	1 Year	3 Years	5 Years	10 Years
Class I	$ 104	$ 371	$ 659	$1,484

Page 50:  Under the sub-heading “Performance” a second paragraph is added as follows:

The investment adviser to the fund waived 0.20% of its 0.40% annualized management fee for the period October 1, 2009 through December 31, 2009.   If a portion of the management fee not been waived, returns in the charts below would have been lower.

Investment Adviser

Page 54:  Footnote #2 under the Management Fee table is deleted and replaced with:

2 Effective May 1, 2010 for each of the Target 2020, 2030 and 2040 Funds Madison contractually agreed to waive 0.20% (annualized) of its management fee.  This fee waiver is contractual through April 30, 2011 and may be discontinued at any time.